VESSEL (Tables)	12 Months Ended
Dec. 31, 2013
Vessels And Equipment Net [Abstract]
Property, plant and equipment

(in thousands of $)	2013	2012
Cost	86,068	86,068
Accumulated depreciation	(46,509)	(43,678)
	39,559	42,390